Commitments and contingent liabilities (Tables)	12 Months Ended
Mar. 31, 2017
Schedule of Aggregate Amount of Payments for Commitments Outstanding

The aggregate amount of payments for commitments outstanding at March 31, 2017, including commitments for purchase of property, plant and equipment and other assets is as follows:

Fiscal year ending March 31	Millions of yen
2018	¥51,782
2019	60,337
2020	20,513
2021	2,446
2022	1,829
Thereafter	2,421

Total	¥139,328